Indirect Cash Flow	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Supplemental Cash Flow Elements [Abstract]
Indirect Cash Flow

14. Indirect Cash Flow

Adjustments to reconcile consolidated net income to net cash provided by operating activities are summarized below.

(in thousands)	For the six months ended June 30,
	2020	2019
Cash flow from operating activities:
Consolidated net income	$711,072	$574,864
Adjustments to reconcile consolidated net income to net cash provided by operating activities:
Provision for changes in expected cash flows from financial royalty assets	135,290	22,177
Amortization of intangible assets	11,466	12,332
Amortization of loan issuance and discount on long-term debt	4,340	5,964
Unrealized loss on derivative contracts	32,798	65,254
Unrealized gain on equity securities	(40,729)	(16,944)
Equity in (earnings)/loss of non-consolidated affiliates	(20,218)	13,673
Distributions from non-consolidated affiliates	31,840	14,059
Loss on extinguishment of debt	5,405	—
Share based compensation	3,740	—
Other	3,398	289
(Increase)/decrease in operating assets:
Financial royalty assets	(937,021)	(799,161)
Cash collected on financial royalty assets	1,003,504	895,150
Available for sale debt securities	—	(150,000)
Accrued royalty receivable	1,218	(600)
Other receivables	—	150,000
Other royalty income receivable	2,094	5,670
Other current assets	(12,634)	4,171
Other assets	45,635	(26,352)
Increase/(decrease) in operating liabilities:
Accounts payable and accrued expenses	13,862	(769)
Derivative financial instruments	(34,952)	—

Net cash provided by operating activities	$960,108	$769,777

Non-cash investing and financing activities are summarized below.

(in thousands)	For the six months ended June 30
	2020	2019
Supplemental schedule of non-cash investing / financing activities:
Contribution of investment in Legacy Investors Partnerships (1)	$303,679	$—
Settlement of Epizyme forward purchase contract (2)	5,700	—
Accrued purchase obligation—Tazverik (3)	220,000	—
Repayments of long-term debt by contributions from non-controlling interest (4)	1,103,774	—
Accrued purchase obligation	1,610	—
Accrued capitalized offering costs (5)	8,897	—

(1)	See Note 9
(2)	See Note 4
(3)	See Note 17
(4)	Related to the pro rata portion of RPIFT’s outstanding debt repaid by the Legacy Investors Partnerships
(5)	Related to capitalized offering costs incurred in connection with our IPO that have not been paid

12. Indirect Cash Flow

Adjustments to reconcile consolidated net income to net cash provided by operating activities are summarized below.

	For the years ended December 31,
	2019	2018	2017
Cash flows from operating activities:
Consolidated net income	$2,461,419	$1,517,855	$1,343,180
Adjustments to reconcile consolidated net income to net cash provided by operating activities:
Provision for changes in expected cash flows from financial royalty assets	(1,019,321)	(57,334)	400,665
Amortization of intangible assets	23,924	33,267	33,267
Amortization of loan issuance and discount on long-term debt	12,790	13,127	12,910
Realized gain on available for sale debt securities	—	(419,481)	(412,152)
Unrealized loss/(gain) on derivative contracts	39,138	(11,923)	(16,999)
Distributions from non-consolidated affiliates	14,059	39,402	—
Equity in loss/(earnings) of non-consolidated affiliates	32,517	7,023	(163,779)
Unrealized (gain)/loss on equity securities	(155,749)	13,939	—
Gain on sale of royalty asset	—	—	(52,753)
Other	(2,122)	(7,771)	583
(Increase)/decrease in operating assets:
Financial royalty assets	(1,648,837)	(1,524,816)	(1,539,417)
Cash collected on financial royalty assets	1,934,092	2,052,592	1,749,010
Available for sale debt securities	(150,000)	(150,000)	150,000
Accrued royalty receivable	2,471	(27,372)	66,739
Other receivables	150,000	150,000	(150,000)
Other royalty income receivable	7,390	(11,099)	(1,219)
Other current assets	4,607	(442)	(2,239)
Other assets	(45,635)	—	—
Increase in operating liabilities:
Accounts payable and accrued expenses	6,496	1,350	517

Net cash provided by operating activities	$1,667,239	$1,618,317	$1,418,313